ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of analysis of other comprehensive income by item [line items]
Balances, beginning of year	$ 4,086.6	$ 3,212.8
Other comprehensive (loss) income	257.0	(13.2)
Balances, end of year	4,588.9	4,086.6
Foreign currency exchange differences on translation of foreign operations
Disclosure of analysis of other comprehensive income by item [line items]
Balances, beginning of year	(29.4)	64.5
Other comprehensive (loss) income	212.2	(93.9)
Balances, end of year	182.8	(29.4)
Net change in cash flow hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balances, beginning of year	(0.5)	(5.2)
Other comprehensive (loss) income	(13.8)	4.7
Balances, end of year	(14.3)	(0.5)
Net changes in financial assets carried at FVOCI
Disclosure of analysis of other comprehensive income by item [line items]
Balances, beginning of year	(1.3)	(1.2)
Other comprehensive (loss) income	0.0	(0.1)
Balances, end of year	(1.3)	(1.3)
Accumulated other comprehensive income
Disclosure of analysis of other comprehensive income by item [line items]
Balances, beginning of year	(31.2)	58.1
Other comprehensive (loss) income	198.4	(104.1)
Other comprehensive loss (income) excluding cash flow hedges	198.4	(89.3)
Balances, end of year	$ 167.2	$ (31.2)